SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
HERTZ GLOBAL HOLDINGS, INC. AND SUBSIDIARIES
THE HERTZ CORPORATION AND SUBSIDIARIES
(DEBTORS-IN-POSSESSION)
(In millions)

	Balance at Beginning of Period	Additions
		Charged to Expense		Translation Adjustments	Deductions		Balance at End of Period
Receivables allowances:
Year Ended December 31, 2020	$35	$94	(1)	$—	$(83)	(1)(2)	$46
Year Ended December 31, 2019	27	53		—	(45)	(2)	35
Year Ended December 31, 2018	33	35		(1)	(40)	(2)	27

Tax valuation allowances:
Year Ended December 31, 2020	$396	$218		$37	$—		$651
Year Ended December 31, 2019	318	75		3	—		396
Year Ended December 31, 2018	305	21		1	(9)	(3)	318

(1)    Activity includes allowances associated with Donlen which have been classified as held for sale as of December 31, 2020, as disclosed in Note 3, "Divestitures," to the notes to the Company's consolidated financial statements in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data."
(2)    Amounts written off, net of recoveries.
(3) The release of the valuation allowance during 2018 was due to the sales or anticipated sales of properties which would generate capital gain.